PROPERTY AND EQUIPMENT NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
PROPERTY AND EQUIPMENT NET
Depreciation expense	$ 1,776	$ 6,491